Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
At beginning of year	£ (112)	£ (64)
Exchange differences	7	(17)
Income statement movements	(38)	(53)
Utilised	21	22
Disposal through business disposal	1
Transfer to assets classified as held for sale	5
At end of year	£ (116)	£ (112)